Income taxes (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Income Tax [Abstract]
Income tax expense (recovery)
Income tax expense (recovery) includes the following components:

	2025	2024
	$	$

Current
Related to current year	4,133	2,704
Related to prior years	3,363	1,095
	7,496	3,799
Deferred
Related to current year	123	(317)
Related to prior years	68	(6)
	191	(323)

Total income tax expense	7,687	3,476
The income tax expense reported, which includes foreign taxes, differs from the amount of the income tax recovery computed by applying Canadian statutory rates as follows:

	2025	2024
	$	$

Loss before income taxes	(659,509)	(160,488)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(174,770)	(42,529)
Impact of rate differential of foreign jurisdiction	10,916	8,303
Non-deductible share-based compensation and related costs	9,298	14,048
Acquisition-related compensation and transaction-related costs	452	575
Other non-deductible expenses and non-taxable amounts	(1,527)	742
Adjustment related to prior years	3,431	1,089
Goodwill impairment	147,457	—
Changes in unrecognized benefits of deferred tax assets	10,756	19,493
Impact of foreign exchange and other	1,674	1,755

Total income tax expense	7,687	3,476

Deferred tax assets/liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2025	2024

Deferred tax assets	$	$
Property and equipment	3,283	3,924
Non-capital losses carried forward	17,852	24,741
Lease liabilities	3,792	5,657
Deferred revenue	387	421
Long-term incentive plan	8,632	8,844
Capitalized R&D costs	9,060	12,535
Other	2,109	1,570
Total deferred tax assets	45,115	57,692

Deferred tax liabilities
Property and equipment	(305)	(411)
Intangible assets	(35,032)	(46,697)
Lease right-of-use assets	(2,842)	(4,213)
Other	(6,922)	(5,819)
Total deferred tax liabilities	(45,101)	(57,140)

Net deferred tax assets	14	552

As presented on the consolidated balance sheets:
Deferred tax assets	298	552
Deferred tax liabilities	(284)	—

Net deferred tax assets	14	552
2025

	Balance as at March 31, 2024	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2025
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	3,513	(535)	—	—	2,978
Intangible assets	(46,697)	12,060	—	(395)	(35,032)
Lease liabilities	5,657	(1,865)	—	—	3,792
Lease right-of-use assets	(4,213)	1,371	—	—	(2,842)
Non-capital losses carried forward	24,741	(6,889)	—	—	17,852
Deferred revenue	421	(34)	—	—	387
Long-term incentive plan	8,844	(212)	—	—	8,632
Capitalized R&D costs	12,535	(3,475)	—	—	9,060
Other	(4,249)	(612)	68	(20)	(4,813)

Net deferred tax assets (liabilities)	552	(191)	68	(415)	14
2024

	Balance as at March 31, 2023	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2024
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,617	896	—	—	3,513
Intangible assets	(67,972)	21,275	—	—	(46,697)
Lease liabilities	6,045	(388)	—	—	5,657
Lease right-of-use assets	(5,028)	815	—	—	(4,213)
Non-capital losses carried forward	49,467	(24,726)	—	—	24,741
Deferred revenue	530	(109)	—	—	421
Interest expenses carried forward	3,170	(3,170)	—	—	—
Long-term incentive plan	6,211	2,633	—	—	8,844
Capitalized R&D costs	7,542	4,993	—	—	12,535
Other	(2,281)	(1,896)	(68)	(4)	(4,249)

Net deferred tax assets (liabilities)	301	323	(68)	(4)	552

Non-capital loss carryforwards
The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unrecognized research and development expenditures as follows:

	2025	2024
	$	$

Deductible temporary differences	200,408	58,737
Non-capital losses	699,586	676,756
Research and development expenditures	38,837	12,207

	938,831	747,700